Equity (Details 3) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Boa Compra [Abstract]
Net income for the year	R$ 5,715	R$ 4,858	R$ 1,625
Adjusted income for the year	R$ 5,715	R$ 4,858	1,625
Mandatory minimum dividends (1%)			16
Additional dividends proposed			65
Total dividends distributed			R$ 81
Number of common shares	5,381,317	5,381,317	198,557
Dividends per share (in reais)	R$ 0.0000	R$ 0.0000	R$ 0.4079